EQUITY - Transactions with Non-controlling Interests (Details) $ in Millions	Nov. 09, 2018 USD ($)
Disclosure of subsidiaries [line items]
Decrease in non-controlling interests due to purchase of interest	$ 55
AM Investco Italy S.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	15.00%
Consideration transferred, acquisition-date fair value	$ 28
Brema Warmwalz GmbH & Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	11.00%
Consideration transferred, acquisition-date fair value	$ 40